Defined benefit plans -Summary of actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Bottom of range [member]
Defined Benefit Plan Actuarial Assumptions [Line Items]
Discount rate	3.19%	2.68%
Future salary increase rate	1.98%	1.90%
Weighted Average Maturity	7.4 years	7.6 years
Top of range [member]
Defined Benefit Plan Actuarial Assumptions [Line Items]
Discount rate	3.77%	3.30%
Future salary increase rate	5.00%	4.00%
Weighted Average Maturity	14.8 years	15.4 years